Goodwill and Intangible Assets - Amortizable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 260.2
Finite-Lived Intangible Assets, Accumulated Amortization	85.6
Finite-Lived Intangible Assets, Net	174.6
Finite-Lived Intangible Assets, Average Useful Life	6
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Finite-Lived Intangible Assets, Amortization Expense	21.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Future Amortization Expense, Year One	22.6
Future Amortization Expense, Year Two	20.4
Future Amortization Expense, Year Three	17.4
Future Amortization Expense, Year Four	15.1
Future Amortization Expense, Year Five	15.1
Future Amortization Expense, Year Six	6.6
Future Amortization Expense, after Year Six	9.9
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	18.9
Finite-Lived Intangible Assets, Accumulated Amortization	10.2
Finite-Lived Intangible Assets, Net	8.7
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	76.0
Finite-Lived Intangible Assets, Accumulated Amortization	39.4
Finite-Lived Intangible Assets, Net	36.6
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	165.3
Finite-Lived Intangible Assets, Accumulated Amortization	36.0
Finite-Lived Intangible Assets, Net	$ 129.3